Financial Investments - Additional Information (Detail) - Cash and Cash Equivalent and Financial Investments [member]	Dec. 31, 2017	Dec. 31, 2016
Brazil, Brazil Real [member]
Disclosure of financial assets [line items]
Weighted average interest rate	10.18%	14.21%
United States of America, Dollars [member]
Disclosure of financial assets [line items]
Weighted average interest rate	1.72%	1.87%